Significant accounting judgements estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)		Dec. 31, 2022 MMBTU bbl	Dec. 31, 2021 MMBTU bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		7.90%	6.10%
Discount rates (before taxes)		11.6	10
Natural gas-local prices (USD/MMBTU) | MMBTU	[1]	3	3
LPG-local prices (USD/tn.)	[1]	0	0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		11.90%	10.40%
Discount rates (before taxes)		18.7	16.6
Natural gas-local prices (USD/MMBTU) | MMBTU	[1]	3.9	3.3
LPG-local prices (USD/tn.)	[1]	250.4	300
Year 2022 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	65.8
Year 2022 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	73
Year 2023 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	72.2	63
Year 2023 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	80.3	70.1
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	88.3	63.5
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	92.8	70.5
Year 2025 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	79.9	58.9
Year 2025 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	84	65.9
Year 2026 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	78.3	58.9
Year 2026 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	79.3	64.6

[1]	Millions of British Themal Units (“MMBTU”).
[2]	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.